NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2025 Fund	Nationwide Destination Retirement Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2050 Fund	Aggressive Fund
Nationwide Destination 2055 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2060 Fund	Conservative Fund
Nationwide Destination 2065 Fund

Supplement dated April 9, 2021
to the Statement of Additional Information dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the list of Underlying Funds in which the Nationwide Investor Destinations Funds may invest beginning on page 2 of the SAI is hereby revised to add the Nationwide GQG US Quality Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE